Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities
Net loss	$ (1,695,996)	$ (3,312,215)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense		69,177
Depreciation and amortization	377,731	414,224
(Gain) Loss on disposal of equipment		(15,247)
Provision for doubtful accounts	28,963	43,873
Change in warranty obligation		(3,881)
Provision for inventory obsolescence		114
Change in fair value of warrants liability	300,304	99,820
Unrealized loss on securities	(143,478)	678,304
Changes in assets and liabilities:
Decrease (Increase) in accounts receivable	(59,579)	42,873
Decrease in advances to suppliers	108	4,721
Decrease in other receivables and prepayments, net - third parties	(4,897)	184,296
Increase in interest receivables - related party		(1,023)
Decrease (Increase) in inventories	272,095	231,644
Increase in operating lease right-of-use assets, net		(59,260)
Decrease (Increase) in other taxes receivable	46,762	21,642
Increase in accounts payable	(29,881)	27,010
Increase in interest payable – related party		8,908
Increase in operating lease liabilities, current		44,268
Increase (Decrease) in advances from customers	(129,208)	65,999
Increase (Decrease) in accrued expenses and other current liabilities	(625,612)	412,154
Net cash used in operating activities	(1,662,688)	(1,042,599)
Cash flows from investing activities
Proceeds from disposal of equipment		16,302
Loan to a related party		(85,000)
Net cash used in investing activities		(68,698)
Cash flows from financing activities
Loans from related parties	842,609	818,500
Net proceeds from issuance of common stock	7,192,537
Net cash provided by financing activities	8,035,146	818,500
Effect of exchange rate fluctuations on cash and cash equivalents	1,196	(130,964)
Net increase (decrease) in cash and cash equivalents	6,373,654	(423,761)
Cash and cash equivalents at beginning of period	22,834	477,309
Cash and cash equivalents at end of period	6,396,488	53,548
Supplemental cash flow information
Income tax paid
Interest paid
Non-cash investing and financing activities:
Offset short-term borrowings - related party against loans to a related party (including accrued interests)	$ 89,006	$ 86,023